SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company identified the following subsequent event that would have required disclosure in the condensed consolidated financial statements.

On April 3, 2025, the Company entered into an agreement with certain note holders to exchange $500,000 of outstanding principal under its existing Loan and Security Agreement dated July 18, 2024 for 1,136,364 shares of the Company’s Class A common stock. Following this transaction, $6,550,000 in principal remains outstanding under the Loan and Security Agreement.

On May 1, 2025, the Company entered into an agreement with the same note holders to exchange $362,727 of outstanding principal under its existing Loan and Security Agreement dated July 18, 2024 for 863,636 shares of the Company’s Class A common stock. As of the date the Company files its 10-Q, 450,000 shares of common stock were issued in exchange for $189,000 of outstanding principal under the loan, leaving 413,636 shares of common stock to be issued and $173,727 of debt to be converted. Following this transaction, $6,361,000 in principal remains outstanding under the Loan and Security Agreement. The conversion has further strengthened the Company’s balance sheet by reducing its debt obligations.

NOTE 20. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued. Based upon this review, the Company identified the following subsequent event that would have required disclosure in the consolidated financial statements.

On March 2, 2025, subsequent to the fiscal year ended December 31, 2024, the Company entered into an agreement with certain note holders to exchange $450,000 of outstanding principal under its existing Loan and Security Agreement dated July 18, 2024 for 750,000 shares of the Company’s Class A common stock. The exchange price of $0.60 per share equated to the closing bid price of the Company’s Class A common stock on February 28, 2025. Following this transaction, $7,050,000 in principal remains outstanding under the Loan and Security Agreement. The conversion strengthened the Company’s balance sheet by reducing its debt obligations.